FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:  Wayne A. Grover

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Wayne A. Grover
--------------------------

Kennett Square, PA
--------------------------

April 23, 2002
--------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:      $390,716 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.


                                                      FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS   CUSIP       (x$1000) PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED   NONE
   --------------        --------------   -----       ----------------  ----------------  --------     ----    ------   ----

ABERCROMBIE & FITCH CO     COM            002896207    3511.2     114000   SH       SOLE                114000
ADMINISTAFF INC            COM            007094105   37333.6    1351200   SH       SOLE               1351200
CENTURA SOFTWARE INC       COM            15640W103      0.21      30000   SH       SOLE                 30000
CSG SYS INTL INC           COM            126349109   47485.1    1667900   SH       SOLE               1667900
DIAMONDCLUSTER INTL INC    COM            25278P106   10277.8     795500   SH       SOLE                795500
EGL INC.                   COM            268484102   39545.7    2495000   SH       SOLE               2495000
EGGHEAD.COM INC            COM            282330109     0.045      11300   SH       SOLE                 11300
EL PASO NATURAL GAS CO     COM            28336L109    2201.5      50000   SH       SOLE                 50000
GENTEX CORP                COM            371901109   29541.1     997000   SH       SOLE                997000
HOENIG GROUP INC           COM            234396107     351.0      28200   SH       SOLE                 28200
IMS HEALTH INC             COM            449934108    1032.7      46000   SH       SOLE                 46000
INVESTMENT TECH GRP INC    COM            461450108    5822.4     110399   SH       SOLE                110399
J JILL GROUP IMC           COM            466189107   20384.4     716500   SH       SOLE                716500
CIRCUIT CITY STORES INC    CARMAX         172737306   82956.2    3207900   SH       SOLE               3207900
MERCATOR SOFTWARE INC      COM            587587106    6583.4    1186200   SH       SOLE               1186200
MRO SOFTWARE INC           COM            55347W105    1336.1     107400   SH       SOLE                107400
NEWPARK RESOURCES INC      COM            651718504    8381.6    1081500   SH       SOLE               1081500
NYFIX INC                  COM            670712108    5819.4     389000   SH       SOLE                389000
POWER INTEGRATIONS INC     COM            739276103    6684.6     350900   SH       SOLE                350900
QRS CORP                   COM            74726X105   15501.6    1313700   SH       SOLE               1313700
SPECTRALINK CORP           COM            847580107   23098.6    2305250   SH       SOLE               2305250
TRANSPORTACION MARITIMA    ADR            893868307     657.0      60000   SH       SOLE                 60000
TRAVIS BOATS & MOTORS INC  COM            894363100    1461.5     584600   SH       SOLE                584600
VASTERA INC                COM            92239N109   40749.8    2747800   SH       SOLE               2747800